PARENT COMPANY FINANCIAL DATA (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 2,941	$ 4,637	$ (163)
Net change in other assets	84	(1,781)	(1,733)
Net cash provided (used) by operating activities	4,678	8,450	10,586
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from stock option issuance	44	165	0
Net cash provided by financing activities	(61,600)	5,739	(37,011)
Net increase (decrease) in cash and cash equivalents	(40,739)	36,512	41,194
CASH AND CASH EQUIVALENTS, BEGINNING	113,608	77,096	35,902
CASH AND CASH EQUIVALENTS, ENDING	72,869	113,608	77,096
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	2,941	4,637	(163)
Equity in undistributed income of subsidiaries	(3,211)	(4,929)	(115)
Net change in other assets	(174)	667	647
Net change in other liabilities	10	(156)	177
Net cash provided (used) by operating activities	(434)	219	546
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from stock option issuance	44	165	0
Dividends	221	0	0
Net cash provided by financing activities	265	165	0
Net increase (decrease) in cash and cash equivalents	(169)	384	546
CASH AND CASH EQUIVALENTS, BEGINNING	1,437	1,053	507
CASH AND CASH EQUIVALENTS, ENDING	$ 1,268	$ 1,437	$ 1,053